Financial Instruments And Financial Risk Management - Summary Of Quantitative Information About The Group's Currency Risk Exposure Provided To Group Management (Detail) - Currency risk [member]
€ in Thousands, $ in Thousands
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | €			€ (6,494)
EUR | Intercompany Receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | €			0
EUR | Other Financial Assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | €			0
EUR | Cash and Cash Equivalents [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | €			0
EUR | Intercompany Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | €			6,494
EUR | Trade Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | €			0
EUR | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | €			€ 0
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 14,796	$ 36,359
USD | Intercompany Receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	4,060	4,384
USD | Other Financial Assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure		33
USD | Intercompany LongTerm Lendings [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	7,500
USD | Cash and Cash Equivalents [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	3,868	32,713
USD | Intercompany Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	55	503
USD | Trade Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	142	83
USD | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 435	$ 185